Income Taxes - Summary of Major Components of Current Income Tax Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Ongoing operations	$ 66.7	$ 76.9
UK reorganization tax and US transition tax	0.0	2.6
Current income tax expense	$ 66.7	$ 79.5